FINANCIAL INSTRUMENTS - Disclosure of changes in liabilities arising from financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	$ 17,530	$ 1,247
Issuance of new warrants	11,832
Additions for new loans	8,504
Additions for new leases	1,678	107
Additions related to acquisitions	19,179
Cash flows		(250)
Conversion of warrant		(3,873)
Repayments	(2,680)
Effective interest	1,347
Other changes	(361)	144
Effect of changes in fair value	(21,739)	20,155
Liabilities arising from financing activities, ending balance	35,290	17,530
Short-term loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	0	0
Issuance of new warrants	0
Additions for new loans	8,504
Additions for new leases	0	0
Additions related to acquisitions	1,957
Cash flows		0
Conversion of warrant		0
Repayments	(700)
Effective interest	0
Other changes	133	0
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	9,894	0
Lease liabilities [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	990	1,050
Issuance of new warrants	0
Additions for new loans	0
Additions for new leases	1,678	107
Additions related to acquisitions	17,222
Cash flows		(250)
Conversion of warrant		0
Repayments	(1,980)
Effective interest	1,347
Other changes	117	83
Effect of changes in fair value	0	0
Liabilities arising from financing activities, ending balance	19,374	990
Warrants [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities, beginning balance	16,540	197
Issuance of new warrants	11,832
Additions for new loans	0
Additions for new leases	0	0
Additions related to acquisitions	0
Cash flows		0
Conversion of warrant		(3,873)
Repayments	0
Effective interest	0
Other changes	(611)	61
Effect of changes in fair value	(21,739)	20,155
Liabilities arising from financing activities, ending balance	$ 6,022	$ 16,540